DEAN WITTER MANAGED ASSETS TRUST  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                  10048
LETTER TO THE SHAREHOLDERS

DEAR SHAREHOLDER:

During the six-month period under review, the financial markets moved sharply higher. Subdued inflation and soft economic growth sparked the bond market as yields on 30-year U.S. Treasury securities fell from approximately 7.4 percent in March 1995, to 6.5 percent by the end of September. The U.S. stock market, benefitting from the decline in yields and strong corporate profits, posted a return of 18.28 percent over the six-month period ended September 30, 1995 (as measured by the Standard & Poor's 500 Composite Stock Price Index).

PERFORMANCE AND PORTFOLIO

The asset allocation model, upon which Dean Witter Managed Assets Trust has been based, viewed the record low dividend yield for the S&P 500 Index (currently 2.4 percent) and the seven tightening moves by the Federal Reserve Board as potentially very negative and as possible harbingers of a meaningful market decline. Accordingly, the Fund maintained a very defensive posture throughout the period and as a result, the Fund did not participate in the markets' advance. On September 30, 1995, 11.2 percent of the Fund's assets were invested in equities, 17.4 percent in bonds and 72 percent in money market instruments. Given its defensive posture, the Fund provided a total return of 3.01 percent during the six-month period.

LOOKING AHEAD

The Board of Trustees of Dean Witter Managed Assets Trust have recommended that shareholders approve a reorganization plan whereby the assets of the Fund would be combined with those of Dean Witter Strategist Fund. Shareholders of Dean Witter Managed Assets Trust would become shareholders of Dean Witter Strategist Fund, receiving shares of Dean Witter Strategist Fund equal to the value of their holdings in Dean Witter Managed Assets Trust. The investment objective and policies of Dean Witter Strategist Fund will remain as stated in its current prospectus.

DEAN WITTER MANAGED ASSETS TRUST
LETTER TO THE SHAREHOLDERS, CONTINUED

A proxy statement detailing this proposal, including the reasons for the Board's action and the potential benefits to Dean Witter Managed Assets Trust, was recently distributed to all shareholders.

We look forward to continuing to serve your investment needs.

Very truly yours,

          [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER MANAGED ASSETS TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------

             COMMON STOCKS (11.2%)
             AEROSPACE & DEFENSE (0.1%)
     5,500   Allied-Signal, Inc..................  $       242,687
     5,700   Rockwell International Corp.........          269,325
                                                   ---------------
                                                           512,012
                                                   ---------------
             AIRCRAFT & AEROSPACE (0.2%)
    16,000   Honeywell, Inc......................          686,000
                                                   ---------------
             ALUMINUM (0.1%)
     4,000   Reynolds Metals Co..................          231,000
                                                   ---------------
             APPAREL (0.2%)
    13,000   VF Corp.............................          663,000
                                                   ---------------
             APPAREL MANUFACTURER (0.2%)
    31,000   Liz Claiborne, Inc..................          782,750
                                                   ---------------
             AUTO PARTS (0.2%)
     9,000   TRW, Inc............................          669,375
                                                   ---------------
             AUTOMOTIVE (0.2%)
    11,700   Ford Motor Co.......................          364,163
    10,200   Superior Industries International,
             Inc.................................          274,125
                                                   ---------------
                                                           638,288
                                                   ---------------
             BANKS - MONEY CENTER (0.2%)
    11,000   Chemical Banking Corp...............          669,625
                                                   ---------------
             BANKS - REGIONAL (0.3%)
    11,600   Integra Financial Corp..............          674,250
     3,300   Wells Fargo & Co....................          612,563
                                                   ---------------
                                                         1,286,813
                                                   ---------------
             BEVERAGES - SOFT DRINKS (0.4%)
    13,000   Anheuser-Busch Companies, Inc.......          810,875
     9,900   PepsiCo Inc.........................          504,900
                                                   ---------------
                                                         1,315,775
                                                   ---------------
             BIOTECHNOLOGY (0.1%)
    15,800   Cephalon Inc.*......................          430,550
                                                   ---------------
             BROKERAGE (0.2%)
     7,000   Morgan Stanley Group, Inc...........          672,875
                                                   ---------------
             BUILDING MATERIALS (0.2%)
    27,000   Masco Corp..........................          742,500
                                                   ---------------
             CHEMICALS (0.8%)
    10,000   Du Pont (E.I.) de Nemours & Co......          687,500
     8,000   Monsanto Co.........................          806,000
    16,000   PPG Industries, Inc.................          744,000
    12,000   Rohm & Haas Co......................          724,500
                                                   ---------------
                                                         2,962,000
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             CHEMICALS - SPECIALTY (0.1%)
     7,600   Georgia Gulf Corp...................  $       262,200
                                                   ---------------
             COMMUNICATIONS - EQUIPMENT & SOFTWARE (0.2%)
     8,700   Cisco Systems, Inc.*................          600,300
                                                   ---------------
             COMPUTER SOFTWARE (0.1%)
     5,800   Microsoft Corp.*....................          524,900
                                                   ---------------
             COMPUTERS (0.1%)
    13,800   Read Rite Corp.*....................          503,700
                                                   ---------------
             COMPUTERS - PERIPHERAL EQUIPMENT (0.1%)
    11,800   Seagate Technology, Inc.*...........          497,075
                                                   ---------------
             COMPUTERS - SYSTEMS (0.4%)
    12,500   Apple Computer, Inc.................          465,625
     6,900   Hewlett-Packard Co..................          575,287
     5,200   International Business Machines
             Corp................................          490,750
                                                   ---------------
                                                         1,531,662
                                                   ---------------
             CONSUMER PRODUCTS (0.1%)
    16,600   RJR Nabisco Holdings Corp...........          537,425
                                                   ---------------
             DRUGS (0.3%)
     4,900   Chiron Corp.*.......................          443,450
     8,000   Warner-Lambert Co...................          762,000
                                                   ---------------
                                                         1,205,450
                                                   ---------------
             ELECTRICAL EQUIPMENT (0.5%)
    10,000   Emerson Electric Co.................          715,000
    16,300   General Electric Co.................        1,039,125
                                                   ---------------
                                                         1,754,125
                                                   ---------------
             ELECTRICAL HOUSEHOLD APPLIANCES (0.1%)
    21,500   Maytag Corp.........................          376,250
                                                   ---------------
             ELECTRONIC COMPONENTS (0.1%)
     8,100   Komag Inc.*.........................          526,500
                                                   ---------------
             ELECTRONICS - SEMICONDUCTORS/ COMPONENTS (0.1%)
     9,200   Intel Corp..........................          553,150
                                                   ---------------
             FOODS (0.4%)
    15,000   Campbell Soup Co....................          753,750
    19,000   ConAgra, Inc........................          752,875
                                                   ---------------
                                                         1,506,625
                                                   ---------------
             FOREST PRODUCTS (0.2%)
    27,000   Louisiana-Pacific Corp..............          651,375
                                                   ---------------
             HARDWARE & TOOLS (0.2%)
    18,000   Stanley Works.......................          780,750
                                                   ---------------
             HEALTH CARE - MISCELLANEOUS (0.1%)
    24,000   Humana, Inc.*.......................          483,000
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MANAGED ASSETS TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             HEALTH CARE DRUGS (0.4%)
     5,900   Lilly (Eli) & Co....................  $       530,263
    15,000   Schering-Plough Corp................          772,500
                                                   ---------------
                                                         1,302,763
                                                   ---------------
             HEALTH EQUIPMENT & SERVICES (0.2%)
    19,000   Baxter International, Inc...........          781,375
                                                   ---------------
             HOUSEHOLD PRODUCTS (0.2%)
     6,700   Colgate-Palmolive Co................          446,388
     9,700   Tambrands, Inc......................          425,587
                                                   ---------------
                                                           871,975
                                                   ---------------
             LABELS (0.2%)
    17,000   Avery Dennison Corp.................          714,000
                                                   ---------------
             MACHINERY - DIVERSIFIED (0.2%)
    12,000   Johnson Controls, Inc...............          759,000
                                                   ---------------
             MEDICAL PRODUCTS & SUPPLIES (0.2%)
     6,600   Cordis Corp.*.......................          556,050
                                                   ---------------
             METALS (0.1%)
     3,700   Phelps Dodge Corp...................          231,712
                                                   ---------------
             MOBIL HOME & RECREATION (0.2%)
    35,000   Fleetwood Enterprises, Inc..........          695,625
                                                   ---------------
             OFFICE EQUIPMENT & SUPPLIES (0.3%)
     3,100   Alco Standard Corp..................          262,725
    17,000   Pitney Bowes, Inc...................          714,000
                                                   ---------------
                                                           976,725
                                                   ---------------
             OIL DRILLING & SERVICES (0.2%)
    17,300   Dresser Industries, Inc.............          413,038
     6,300   Schlumberger Ltd. (Netherlands
             Antilles)...........................          411,075
                                                   ---------------
                                                           824,113
                                                   ---------------
             OIL INTEGRATED - INTERNATIONAL (0.4%)
     8,400   Chevron Corp........................          408,450
     5,800   Exxon Corp..........................          419,050
     4,100   Mobil Corp..........................          408,463
     6,100   Texaco, Inc.........................          394,212
                                                   ---------------
                                                         1,630,175
                                                   ---------------
             PHARMACEUTICALS (0.5%)
     5,700   American Home Products Corp.........          483,787
    23,200   Merck & Co., Inc....................        1,299,200
                                                   ---------------
                                                         1,782,987
                                                   ---------------
             PUBLISHING - NEWSPAPER (0.2%)
    13,000   Gannett Co., Inc....................          710,125
                                                   ---------------
             RETAIL (0.1%)
     4,000   Dayton-Hudson Corp..................          303,500
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             RETAIL - DEPARTMENT STORES (0.2%)
    16,000   May Department Stores Co............  $       700,000
                                                   ---------------
             RETAIL - DRUG STORES (0.2%)
    25,000   Rite Aid Corp.......................          700,000
                                                   ---------------
             RETAIL - SPECIALTY APPAREL (0.1%)
    10,000   Gap, Inc............................          360,000
                                                   ---------------
             SAVINGS & LOAN ASSOCIATIONS (0.3%)
    42,000   California Federal Bank*............          661,500
    35,000   Roosevelt Financial Group, Inc......          616,875
                                                   ---------------
                                                         1,278,375
                                                   ---------------
             SHOES (0.1%)
     3,500   Nike, Inc...........................          388,937
                                                   ---------------
             STEEL & IRON (0.1%)
    17,000   Bethlehem Steel Corp.*..............          240,125
                                                   ---------------
             TRANSPORTATION (0.1%)
     5,100   Conrail, Inc........................          350,625
                                                   ---------------
             WHOLESALE DISTRIBUTOR (0.2%)
    24,000   Super Valu Stores, Inc..............          705,000
                                                   ---------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $39,097,343).......       41,420,237
                                                   ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                              VALUE
------------------------------------------------------------------

             CORPORATE BONDS (6.4%)
             BANKS (2.0%)
 $   3,000   Bank of Boston Corp.
             6.875% due 07/15/03.................        2,988,660
     2,000   Central Fidelity Banks, Inc.
             8.15% due 11/15/02..................        2,136,060
     2,000   Shawmut Bank
             8.625% due 02/15/05.................        2,225,280
                                                   ---------------
                                                         7,350,000
                                                   ---------------
             CONSUMER PRODUCTS (0.8%)
     3,000   RJR Nabisco Holdings Corp.
             8.75% due 08/15/05..................        3,026,040
                                                   ---------------
             FINANCIAL (0.5%)
     2,000   Santander Finance Issuances (Cayman
             Islands)
             6.80% due 07/15/05..................        1,971,300
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MANAGED ASSETS TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                              VALUE
------------------------------------------------------------------
             INDUSTRIALS (3.1%)
 $   2,400   Archer Daniels Midland Co.
             8.125% due 06/01/12.................  $     2,650,512
     2,500   Hanson Overseas B.V. (Netherlands)
             6.75% due 09/15/05..................        2,487,775
     3,000   TCI Communications, Inc.
             8.75% due 08/01/15..................        3,129,990
     3,000   Time Warner Entertainment Co.
             8.375% due 07/15/33.................        3,050,160
                                                   ---------------
                                                        11,318,437
                                                   ---------------
             TOTAL CORPORATE BONDS
             (IDENTIFIED COST $23,325,048).......       23,665,777
                                                   ---------------

             U.S. GOVERNMENT & AGENCIES OBLIGATIONS (11.0%)
     2,500   Private Export Funding Corp.
             7.95% due 11/01/06..................        2,726,975
     2,000   U.S. Treasury Bond
             7.50% due 11/15/24..................        2,222,187
     5,000   U.S. Treasury Note
             6.375% due 01/15/99.................        5,057,813
     2,000   U.S. Treasury Note
             6.50% due 04/30/99..................        2,033,125
     5,000   U.S. Treasury Note
             6.875% due 08/31/99.................        5,147,656
     8,000   U.S. Treasury Note
             7.50% due 11/15/01..................        8,563,750
     5,000   U.S. Treasury Note
             5.75% due 08/15/03..................        4,860,938
     9,000   U.S. Treasury Note
             7.50% due 02/15/05..................        9,794,531
                                                   ---------------
             TOTAL U.S. GOVERNMENT & AGENCIES
             OBLIGATIONS
             (IDENTIFIED COST $40,119,778).......       40,406,975
                                                   ---------------

             SHORT-TERM INVESTMENTS (72.0%)
             COMMERCIAL PAPER (a) (3.1%)
             AUTOMOTIVE FINANCE
    11,300   Ford Motor Credit Co. 5.74% due
             10/04/95 (AMORTIZED COST
             $11,294,595)........................       11,294,595
                                                   ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                              VALUE
------------------------------------------------------------------

             U.S. GOVERNMENT & AGENCIES OBLIGATIONS (a) (68.8%)
 $  25,000   Federal Home Loan Banks 5.65% due
             10/10/95............................  $    24,964,688
    59,250   Federal Home Loan Mortgage Corp.
             5.59% to 6.30% due 10/02/95 to
             10/24/95............................       59,091,320
    85,000   Federal National Mortgage
             Association 5.64% to 5.65% due
             10/02/95 to 10/30/95................       84,845,610
    85,000   U.S. Treasury Bills 5.86% to 6.41%
             due 12/14/95........................       84,097,395
                                                   ---------------

             TOTAL U.S. GOVERNMENT & AGENCIES
             OBLIGATIONS
             (AMORTIZED COST $252,839,308).......      252,999,013

             REPURCHASE AGREEMENT (0.1%)
       264   The Bank of New York 5.375% due
             10/02/95 (dated 09/29/95; proceeds
             $264,370; collateralized by $278,290
             U.S. Treasury Note 7.25% due
             05/15/04 valued at $303,837)
             (Identified Cost $264,252)..........          264,252
                                                   ---------------

             TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $264,398,155)......      264,557,860
                                                   ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$366,940,324) (B)...........      100.6%   370,050,849

LIABILITIES IN EXCESS OF
OTHER ASSETS................       (0.6)    (2,377,297)
                                  -----   ------------

NET ASSETS..................      100.0%  $367,673,552
                                  -----   ------------
                                  -----   ------------

---------------------
 *   Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $366,940,324; the aggregate gross unrealized appreciation is $3,768,988 and the aggregate gross unrealized depreciation is $658,463, resulting in net unrealized appreciation of $3,110,525.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MANAGED ASSETS TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $366,940,324)............................  $370,050,849
Receivable for:
    Interest................................................       995,381
    Shares of beneficial interest sold......................       545,995
    Dividends...............................................        42,744
Prepaid expenses and other assets...........................        76,271
                                                              ------------

     TOTAL ASSETS...........................................   371,711,240
                                                              ------------

LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............     3,322,639
    Plan of distribution fee................................       310,963
    Investment management fee...............................       186,578
    Dividends to shareholders...............................        97,170
Accrued expenses............................................       120,338
                                                              ------------

     TOTAL LIABILITIES......................................     4,037,688
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   363,824,070
Net unrealized appreciation.................................     3,110,525
Accumulated undistributed net investment income.............       182,781
Accumulated undistributed net realized gain.................       556,176
                                                              ------------

     NET ASSETS.............................................  $367,673,552
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  35,140,104 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)...........
                                                                    $10.46
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MANAGED ASSETS TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest....................................................  $11,611,773
Dividends...................................................      228,193
                                                              -----------

     TOTAL INCOME...........................................   11,839,966
                                                              -----------

EXPENSES
Plan of distribution fee....................................    2,041,005
Investment management fee...................................    1,224,603
Transfer agent fees and expenses............................      173,706
Professional fees...........................................       31,150
Shareholder reports and notices.............................       23,485
Custodian fees..............................................       22,120
Registration fees...........................................       21,964
Trustees' fees and expenses.................................       16,574
Other.......................................................          929
                                                              -----------

     TOTAL EXPENSES.........................................    3,555,536
                                                              -----------

     NET INVESTMENT INCOME..................................    8,284,430
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................      795,119
Net change in unrealized depreciation.......................    3,117,628
                                                              -----------

     NET GAIN...............................................    3,912,747
                                                              -----------

NET INCREASE................................................  $12,197,177
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MANAGED ASSETS TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                    ENDED           FOR THE YEAR
                                                              SEPTEMBER 30, 1995       ENDED
                                                                 (UNAUDITED)       MARCH 31, 1995
-------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................     $  8,284,430       $  11,603,131
Net realized gain...........................................          795,119          10,416,911
Net change in unrealized appreciation/depreciation..........        3,117,628          (6,113,384)
                                                              ------------------   --------------

     NET INCREASE...........................................       12,197,177          15,906,658
                                                              ------------------   --------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................       (7,937,762)        (11,871,096)
Net realized gain...........................................        --                (16,248,194)
Paid-in-capital.............................................        --                 (1,017,267)
                                                              ------------------   --------------

     TOTAL..................................................       (7,937,762)        (29,136,557)
                                                              ------------------   --------------
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (58,569,555)        170,397,392
                                                              ------------------   --------------

     TOTAL INCREASE (DECREASE)..............................      (54,310,140)        157,167,493

NET ASSETS:
Beginning of period.........................................      421,983,692         264,816,199
                                                              ------------------   --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF AND
    DISTRIBUTION IN EXCESS OF $182,781 AND $163,887,
    RESPECTIVELY)...........................................     $367,673,552       $ 421,983,692
                                                              ------------------   --------------
                                                              ------------------   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MANAGED ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Managed Assets Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on October 8, 1987 and commenced operations on June 30, 1988.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts on certain short-term securities.

DEAN WITTER MANAGED ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays its Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the daily net assets of the Fund not exceeding $500 million and 0.55% to the daily net assets of the Fund exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate

DEAN WITTER MANAGED ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the six months ended September 30, 1995, it received approximately $713,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1995 aggregated $144,094,574 and $42,347,523, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $43,947,578 and $8,340,543, respectively.

For the six months ended September 30, 1995, the Fund incurred brokerage commissions of $13,080 with DWR for portfolio transactions executed on behalf of the Fund.

DEAN WITTER MANAGED ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1995, the Fund had transfer agent fees and expenses payable of approximately $31,700.

The Fund has established an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1995 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,624. At September 30, 1995, the Fund had an accrued pension liability of $56,547 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX MONTHS ENDED
                                                                        SEPTEMBER 30, 1995            FOR THE YEAR ENDED
                                                                           (unaudited)                  MARCH 31, 1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................   21,421,385   $  223,441,419    41,069,474   $433,827,320
Reinvestment of dividends and distributions......................      648,664        6,754,679     2,433,359     25,358,358
                                                                   -----------   --------------   -----------   ------------
                                                                    22,070,049      230,196,098    43,502,833    459,185,678
Repurchased......................................................  (27,668,389)    (288,765,653)  (27,440,804)  (288,788,286)
                                                                   -----------   --------------   -----------   ------------
Net increase/decrease............................................   (5,598,340)  $  (58,569,555)   16,062,029   $170,397,392
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $239,000 during fiscal 1995. As of March 31, 1995, the Fund had temporary book/tax differences primarily attributable to post-October losses.

7. AGREEMENT AND PLAN OF REORGANIZATION

On August 24, 1995, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization by and between the Fund and Dean Witter Strategist Fund ("Strategist") pursuant to which the assets of the Fund would be combined with those of Strategist and shareholders of the Fund would become shareholders of Strategist receiving shares of Strategist equal to the value of their holdings in the Fund (the "Reorganization"). The Reorganization is subject to the approval of shareholders of the Fund.

DEAN WITTER MANAGED ASSETS TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                   FOR THE
                     SIX
                    MONTHS
                    ENDED
                  SEPTEMBER                FOR THE YEAR ENDED MARCH 31
                   30, 1995   ------------------------------------------------------
                  (UNAUDITED)   1995       1994        1993       1992       1991
------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $   10.36   $  10.73   $  11.06   $   11.36   $  10.50   $   9.99
                  ----------  ---------  ---------  ----------  ---------  ---------

Net investment
 income..........      0.22       0.32       0.20        0.28       0.33       0.44
Net realized and
 unrealized
 gain............      0.09       0.18       0.31        0.84       0.90       0.52
                  ----------  ---------  ---------  ----------  ---------  ---------

Total from
 investment
 operations......      0.31       0.50       0.51        1.12       1.23       0.96
                  ----------  ---------  ---------  ----------  ---------  ---------

Less dividends
 and
 distributions
 from:
   Net investment
   income........    (0.21)      (0.33)     (0.21)      (0.28)     (0.34)     (0.44)
   Net realized
   gain..........    --          (0.51)     (0.63)      (1.14)     (0.03)     (0.01)
   Paid-in-capital...    --       (0.03)    --         --          --         --
                  ----------  ---------  ---------  ----------  ---------  ---------

Total dividends
 and
 distributions...    (0.21)      (0.87)     (0.84)      (1.42)     (0.37)     (0.45)
                  ----------  ---------  ---------  ----------  ---------  ---------

Net asset value,
 end of period... $   10.46   $  10.36   $  10.73   $   11.06   $  11.36   $  10.50
                  ----------  ---------  ---------  ----------  ---------  ---------
                  ----------  ---------  ---------  ----------  ---------  ---------

TOTAL INVESTMENT
RETURN+..........      3.01%(1)     4.83%     4.64%     10.52%     11.85%     10.07%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      1.74%(2)     1.77%     1.79%      1.80%      1.70%      1.78%

Net investment
 income..........      4.06%(2)     3.34%     1.86%      2.48%      2.97%      4.34%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 thousands....... $367,674     $421,984   $264,816    $236,990   $219,744   $215,408

Portfolio
 turnover rate...        95%(1)      264%       54%        68%        75%       125%

---------------------
+    Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

TRUSTEES                                         DEAN WITTER
                                                 MANAGED ASSETS
Jack F. Bennett                                  TRUST
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice president, Secretary and General Counsel

Kenton J. Hinchliffe
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do no express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

[GRAPHIC]

SEMIANNUAL REPORT
SEPTEMBER 30, 1995